Trade Payables (Details) - Schedule of trade payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade Payables Abstract
Accrued expenses	$ 901	$ 758
Open debts	298	441
Trade payables	$ 1,199	$ 1,199